Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses And Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
		As of December 31,
		2021	2020
Prepaid expenses	(1)	$2,462,534	$1,324,676
Loans to third parties	(2)	840,685	15,326
Prepayment for investment	(3)	650,909	-
Other receivables		299,864	265,653
Interest receivable		171,840	128,388
Prepaid VAT		123,100	19,099
Deposits for operating lease		43,090	40,384
Deferred offering cost		-	553,227
Subtotal		4,592,022	2,346,753
Allowance for other receivables		(156,847)	(153,259)
Total		$4,435,175	$2,193,494

(1)	Prepaid expenses as of December 31, 2021 mainly consisted of prepaid service fee paid by GIOP BJ amounted to $1,164,011.

(2)	On March 8, 2021, the Company signed a loan contract with a third party, Waichun Logistics Technology Limited (“Waichun”), to lend $825,000, with annual interest rate of 8%, and will be due on May 10, 2022.

(3)	In September 2021, the Company prepaid $650,909 to acquire 61.5% equity interest of Haicheng Shenhe Technology Co., Ltd. Due to the termination of the acquisition, the acquisition fund will be paid back in fiscal 2022.